SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Property and equipment
Total property and equipment, gross	$ 183,502	$ 169,962
Accumulated depreciation	(134,924)	(130,576)
Total property and equipment	48,578	39,386
Home office building
Property and equipment
Useful life (in years)	39
Total property and equipment, gross	72,148	62,585
Furniture
Property and equipment
Useful life (in years)	10
Office equipment and machines
Property and equipment
Useful life (in years)	5
Software and computers
Property and equipment
Useful life (in years)	3
Data processing equipment
Property and equipment
Total property and equipment, gross	57,322	54,615
Other, principally furniture and equipment
Property and equipment
Total property and equipment, gross	$ 54,032	$ 52,762